2. Investment Securities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimated fair value	$ 245,249	$ 195,746
Mortgage-backed securities
Estimated fair value	145,314	78,956
Level 1 valuation	0	0
Level 2 valuation	145,314	78,956
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated fair value	7,507	28,397
Level 1 valuation	0	0
Level 2 valuation	7,507	28,397
Level 3 valuation	0	0
State and political subdivisions
Estimated fair value	92,428	88,143
Level 1 valuation	0	0
Level 2 valuation	92,248	88,143
Level 3 valuation	0	0
Trust preferred securities
Estimated fair value	0	250
Level 1 valuation	0	0
Level 2 valuation	0	250
Level 3 valuation	$ 0	$ 0